3000 Two Logan Square
Eighteenth and Arch Streets
Philadelphia, PA 19103-2799
215.981.4000
Fax 215.981.4750
John P. Falco
direct dial: (215) 981-4659
falcoj@pepperlaw.com
August 1, 2008
Via EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	WT Mutual Fund
Registration Statement on Form N-14
Ladies and Gentlemen:
     WT Mutual Fund (the “Trust”) is hereby transmitting for filing a registration statement on Form N-14 (the “Registration Statement”) under the Securities Act of 1933 (the “1933 Act”) to register shares of beneficial interest (the “Shares”) of the Wilmington Multi-Manager Large-Cap Fund (the “Large-Cap Fund”) and the Wilmington Multi-Manager Small-Cap Fund (the “Small-Cap Fund”), each a series of the Trust (each an “Acquiring Fund”).
     It is anticipated that the Shares of the Large-Cap Fund and the Small-Cap Fund would be issued to shareholders of the Fundamentally Weighted Large Company Fund and the Fundamentally Weighted Small Company Fund, respectively, each a series of the Trust. The Shares will be issued in connection with the reorganization of the Fundamentally Weighted Funds (each a “Target Fund”) into an Acquiring Fund. Each reorganization contemplates the acquisition of all of the assets and liabilities of a Target Fund by an Acquiring Fund (the “Reorganization”). Each Reorganization is pursuant to a separate Agreement and Plan of Reorganization (“Plan”) and will be a business combination transaction under Rule 145(a) under the 1933 Act. Each Plan is subject to the approval of each Target Fund’s shareholders at a meeting to be held in October 2008.
     The Trust will file a subsequent amendment to the Registration Statement to include certain financial information and exhibits. It is anticipated that a request for acceleration of effectiveness to September 15, 2008 will be requested at the time of the filing of the subsequent amendment.

Philadelphia		Boston		Washington, D.C.		Detroit		New York		Pittsburgh

	Berwyn		Harrisburg		Orange County		Princeton		Wilmington

U.S. Securities and Exchange Commission

August 1, 2008
     If you have any questions regarding the Registration Statement, please contact the undersigned at 215.981.4959 or Joseph V. Del Raso at 215.981.4506.
Very truly yours,
/s/ John P. Falco
John P. Falco

cc:	Mr. Neil Wolfson
Mr. John Kelley
Joseph V. Del Raso, Esq.